Other Assets	12 Months Ended
Dec. 31, 2025
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Other Assets
16.	Other Assets
Other assets as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Advance payments	￦	509,922	582,909
Prepaid expenses		259,145	186,066
Firm commitment asset		2,489	9,221
Others		15,387	35,326

	￦	786,943	813,522

Non-current
Long-term advance payments	￦	33,308	54,896
Long-term prepaid expenses		20,689	18,156
Others		79,687	62,631

	￦	133,684	135,683